Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected tax benefit computed at federal statutory rate	$ (14,731)	$ (2,192)
State income taxes, net of federal tax benefit	(1,153)	(2)
Permanent differences	120	70
Research and development credit carryforwards	(5,472)	(1,788)
Reserve for uncertain tax positions	1,517	140
Other	(463)	203
Change in valuation allowance	20,003	3,916
Total income tax expense (benefit)	$ (179)	$ 347